S000031346 [Member] Expense Example - Columbia High Yield Bond Fund	May 31, 2026 USD ($)
Columbia High Yield Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	981
Columbia High Yield Bond Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	849
Columbia High Yield Bond Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	981
Columbia High Yield Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	568
Expense Example, with Redemption, 3 Years	785
Expense Example, with Redemption, 5 Years	1,019
Expense Example, with Redemption, 10 Years	1,689
Columbia High Yield Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	966
Expense Example, with Redemption, 10 Years	1,911
Columbia High Yield Bond Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,560
Columbia High Yield Bond Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	$ 909